Commitments and Contingencies - Additional Information (Details)								9 Months Ended	12 Months Ended
	Sep. 09, 2022 USD ($)	Nov. 29, 2021 USD ($) shares	Sep. 14, 2021 USD ($)	Sep. 13, 2021 USD ($)	Aug. 17, 2021 USD ($)	Jan. 19, 2021 USD ($)	Jan. 14, 2021 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 18, 2021 USD ($)
Commitments And Contingencies [Line Items]
Registration rights agreement date								Jan. 11, 2021	Jan. 11, 2021
Registration rights agreement term								The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on January 11, 2021, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.	The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on January 11, 2021, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Gross proceeds from issuance of initial public offering								$ 276,000,000	$ 276,000,000
Deferred underwriting discount						$ 720,000
Contingent fee upon consummation of merger					$ 500,000					$ 250,000
Evolve Agreement [Member]
Commitments And Contingencies [Line Items]
Payments for Merger Related Costs					55,000
Edelstein Letter [Member]
Commitments And Contingencies [Line Items]
Accrued Professional Fees					16,000
PIPE Engagement Letter [Member]
Commitments And Contingencies [Line Items]
Legal fees									$ 2,500,000
Business Combination, Contingent Consideration, Asset			$ 3,500,000
Proceeds from Sale of Equity Securities, FV-NI			100,000,000
Additional payments on sale of securities			1,500,000
Wells
Commitments And Contingencies [Line Items]
Contingent fee upon consummation of merger			$ 3,500,000
Percentage of break up fee upon termination of business combination agreement.				30.00%
Percentage of contingent fee			4.00%
Additional contingent fee upon consummation of merger			$ 1,500,000
Gross proceeds of securities sold in PIPE			$ 100,000,000
ADEX Merger Sub, LLC [Member]
Commitments And Contingencies [Line Items]
Business acquisition, number of shares issued | shares		308,100,000
GRIID
Commitments And Contingencies [Line Items]
Business acquisition, number of shares issued | shares		58,500,000
Wells Fargo Securities, LLC [Member]
Commitments And Contingencies [Line Items]
Contingent fee upon consummation of merger				$ 1,000,000
Percentage Contingent Fee From Proceeds from Sale of Equity Securities			4
Payments to acquire businesses				$ 3,500,000
Percentage of break-up fee				30
Arthur D. Little LLC [Member] | Consulting Agreement [Member]
Commitments And Contingencies [Line Items]
Business Combination, Contingent Consideration, Asset										$ 250,000
IPO
Commitments And Contingencies [Line Items]
Gross proceeds from issuance of initial public offering							$ 240,000,000
Underwriting Agreement
Commitments And Contingencies [Line Items]
Underwriting discount paid in cash on gross proceeds of IPO percentage									2.00%
Underwriting Agreement | IPO
Commitments And Contingencies [Line Items]
Underwriting discount paid in cash on gross proceeds of IPO percentage						2.00%
Gross proceeds from issuance of initial public offering						$ 5,520,000			$ 5,520,000
Deferred fee on gross proceeds of IPO percentage						3.50%			3.50%
Deferred underwriting discount						$ 9,660,000			$ 9,660,000
Cybersecurity Due Diligence Services | Evolve
Commitments And Contingencies [Line Items]
Merger related costs					55,000
Accounting Due Diligence Services | Edelstein
Commitments And Contingencies [Line Items]
Merger related costs					16,000
Fairness Opinion Services | Lincoln
Commitments And Contingencies [Line Items]
Contingent fee upon consummation of merger					$ 500,000
Second Amendment [Member]
Commitments And Contingencies [Line Items]
Non Refundable Termination Fee		$ 50,000,000
Second Amendment [Member] | GRIID
Commitments And Contingencies [Line Items]
Business acquisition, number of shares issued | shares		58,500,000
Share Purchase Agreement [Member] | GRIID
Commitments And Contingencies [Line Items]
Commitment Fee	$ 4,000,000
Percentage of Total Equity Interests Diluted Basis Outstanding	2.00%
Business Combination Percentage Of Total Consideration Paid	1.00%
Percentage of closing price of shares	90.00%
Share Purchase Agreement [Member] | G E M Yield Bahamas Limited [Member]
Commitments And Contingencies [Line Items]
Business Acquisition Equity Interest Issued Or Issuable Value Assigned	$ 200,000,000
Percentage of Average Purchase Price of Shares of Business Combination Agreement	92.00%